DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Our debt consisted of the following at December 31, 2024 and 2023:

	2024	2023
Debt:
Senior Notes due 2031 at a fixed interest rate of 2.75%	$450,000	$450,000
2015 Term Loan borrowings due 2028 at a variable interest rate of 6.15% (a)	200,000	350,000
2021 Incremental Term Loan borrowings due 2029 at a variable interest rate of 6.20% (a)	200,000	200,000
2016 Incremental Term Loan borrowings due 2026 at a variable interest rate of 6.30% (a)	200,000	200,000
2022 Incremental Term Loan borrowings due 2027	—	100,000
Total principal debt	1,050,000	1,300,000
Less: Unamortized discounts	(2,431)	(2,772)
Less: Deferred financing costs	(3,159)	(4,164)
Total long-term debt	$1,044,410	$1,293,064

(a)Reflects variable interest rates as of December 31, 2024.

Schedule of Maturities of Long-term Debt	Principal payments due during the next five years and thereafter are as follows:

Total
2025	—
2026	200,000
2027	—
2028	200,000
2029	200,000
Thereafter	450,000
Total debt	$1,050,000

Schedule of Debt Covenants
The covenants listed below, which are the most significant financial covenants in effect as of December 31, 2024, are calculated on a trailing 12-month basis:

	Covenant Requirement	Actual Ratio	Favorable
Covenant EBITDA to consolidated interest expense should not be less than	2.5 to 1	7.1 to 1	4.6
Covenant debt to covenant net worth plus covenant debt shall not exceed	65%	38%	27%